CONDENSED SCHEDULES OF INVESTMENTS (Details)	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 16,555,806	$ 10,974,248
Percent of Members' Capital	2.45%	1.23%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 1,373,025	$ 2,258,779
Percent of Members' Capital	0.20%	0.26%
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (1,480,928)	$ 4,263,986
Percent of Members' Capital	(0.22%)	0.48%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 4,722,843	$ 1,140,969
Percent of Members' Capital	0.70%	0.13%
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 3,110,658	$ 162,039
Percent of Members' Capital	0.46%	0.02%
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (546,224)	$ 1,815,761
Percent of Members' Capital	(0.08%)	0.20%
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 7,623,414	$ (1,566,280)
Percent of Members' Capital	1.13%	(0.18%)
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 1,753,018	$ 2,898,994
Percent of Members' Capital	0.26%	0.32%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 25,094,018	$ 5,175,815
Percent of Members' Capital	3.72%	0.59%
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	715	1,343
Net Unrealized Profit (Loss) on Open Positions	$ 417,818	$ (829,500)
Percent of Members' Capital	0.06%	(0.09%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,658
Net Unrealized Profit (Loss) on Open Positions	$ 158,923
Percent of Members' Capital	0.02%	0.00%
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Notional amount	$ 452,280,118	$ 375,072,969
Net Unrealized Profit (Loss) on Open Positions	$ 7,024,065	$ 2,624,303
Percent of Members' Capital	1.04%	0.30%
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,611	545
Net Unrealized Profit (Loss) on Open Positions	$ 4,997,898	$ 587,351
Percent of Members' Capital	0.74%	0.07%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	4,024	3,943
Net Unrealized Profit (Loss) on Open Positions	$ (1,844,918)	$ 924,684
Percent of Members' Capital	(0.27%)	0.10%
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	2,426	1,245
Net Unrealized Profit (Loss) on Open Positions	$ 11,997,664	$ (1,075,952)
Percent of Members' Capital	1.78%	(0.12%)
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	5,975	7,991
Net Unrealized Profit (Loss) on Open Positions	$ 2,342,568	$ 2,944,929
Percent of Members' Capital	0.35%	0.33%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (8,538,212)	$ 5,798,433
Percent of Members' Capital	(1.27%)	0.64%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	3,905	2,577
Net Unrealized Profit (Loss) on Open Positions	$ 955,207	$ 3,088,279
Percent of Members' Capital	0.14%	0.35%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	2,544	4,246
Net Unrealized Profit (Loss) on Open Positions	$ (1,639,851)	$ 4,263,986
Percent of Members' Capital	(0.24%)	0.48%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Notional amount	$ 230,152,972	$ 228,896,545
Net Unrealized Profit (Loss) on Open Positions	$ (2,301,222)	$ (1,483,334)
Percent of Members' Capital	(0.34%)	(0.17%)
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,002	210
Net Unrealized Profit (Loss) on Open Positions	$ (1,887,240)	$ (425,312)
Percent of Members' Capital	(0.28%)	(0.05%)
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	6,336	7,799
Net Unrealized Profit (Loss) on Open Positions	$ 1,298,694	$ 891,077
Percent of Members' Capital	0.19%	0.10%
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	973	1,533
Net Unrealized Profit (Loss) on Open Positions	$ (4,374,250)	$ (490,328)
Percent of Members' Capital	(0.65%)	(0.06%)
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,031	283
Net Unrealized Profit (Loss) on Open Positions	$ (589,550)	$ (45,935)
Percent of Members' Capital	(0.09%)	(0.01%)